Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net (loss) income	$ (2,058)	$ 3,157	$ 3,654
Share of equity accounted earnings, net of distributions	1,367	(1,499)	(429)
Fair value losses (gains), net	1,322	(596)	(2,466)
Deferred income tax expense (benefit)	162	32	(218)
Depreciation and amortization	319	341	308
Working capital and other	220	(811)	508
Cash flows from (used in) operating activities	1,332	624	1,357
Financing activities
Debt obligations, issuance	11,392	23,797	29,804
Debt obligations, repayments	(9,821)	(21,127)	(19,936)
Capital securities, redeemed	(13)	(420)	(905)
Preferred equity, issued	278	420	0
Non-controlling interests, issued	350	1,432	3,180
Non-controlling interests, purchased	(30)	(15)	0
Repayment of lease liabilities	(22)	(17)	0
Limited partnership units, issued	738	13	501
Issuances to redeemable/exchangeable and special limited partnership unitholders	225	0	0
Cash flows from (used in) financing activities	(215)	(892)	8,873
Acquisitions
Investment properties	(2,306)	(4,549)	(2,293)
Property, plant and equipment	(169)	(372)	(478)
Equity accounted investments	(522)	(684)	(622)
Financial assets and other	(1,169)	(2,120)	(1,982)
Acquisition of subsidiaries	0	0	(12,035)
Dispositions
Investment properties	2,252	4,200	5,619
Property, plant and equipment	29	17	522
Equity accounted investments	124	1,109	1,140
Financial assets and other	1,273	1,775	1,952
Disposition of subsidiaries	522	43	(21)
Cash impact of deconsolidation	(32)	(1,132)	(100)
Restricted cash and deposits	(101)	102	(108)
Cash flows from (used in) investing activities	(99)	(1,611)	(8,406)
Cash and cash equivalents
Net change in cash and cash equivalents during the year	1,018	(1,879)	1,824
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	17	29	(27)
Balance, beginning of year	1,438	3,288	1,491
Balance, end of year	2,473	1,438	3,288
Cash paid for:
Income taxes	107	253	236
Interest (excluding dividends on capital securities)	2,276	2,476	2,253
Limited partners
Operating activities
Net (loss) income	(1,098)	884	764
Financing activities
Repurchased units	(935)	(452)	(81)
Distributions	(583)	(573)	(410)
Class A shares of Brookfield Property REIT Inc.
Financing activities
Repurchased units	(171)	(102)	0
Distributions	(68)	(108)	(89)
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(920)	(3,140)	(2,631)
Preferred distributions
Financing activities
Distributions	(42)	(15)	0
Redeemable/ exchangeable and special limited partnership units
Financing activities
Distributions	(587)	(580)	(551)
Limited partnership units of Brookfield Office Properties Exchange LP
Financing activities
Distributions	(4)	(4)	(9)
FV LTIP units of the Operating Partnership
Financing activities
Distributions	$ (2)	$ (1)	$ 0